PROPERTY, PLANT AND EQUIPMENT ("PP&E") (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
PROPERTY, PLANT AND EQUIPMENT ("PP&E")
Cost	CAD 13,673,460	CAD 13,646,794
Accumulated Depletion Depreciation, and Impairment	(12,935,030)	(12,460,521)
Property, plant and equipment	738,430	1,186,273	CAD 2,653,065
Property, plant and land, acquired	126,100	9,600
Proceeds from disposal of properties	670,400	286,600
Gain on asset divestments	559,235		(2,798)
Ante Creek
PROPERTY, PLANT AND EQUIPMENT ("PP&E")
Property, plant and land, acquired	110,300
Canada
PROPERTY, PLANT AND EQUIPMENT ("PP&E")
Property, plant and equipment	304,048	435,604	1,028,436
U.S.
PROPERTY, PLANT AND EQUIPMENT ("PP&E")
Property, plant and equipment	434,382	750,669	CAD 1,624,629
Oil and natural gas properties
PROPERTY, PLANT AND EQUIPMENT ("PP&E")
Cost	13,567,390	13,541,670
Accumulated Depletion Depreciation, and Impairment	(12,840,938)	(12,375,083)
Property, plant and equipment	726,452	1,166,587
Other capital assets
PROPERTY, PLANT AND EQUIPMENT ("PP&E")
Cost	106,070	105,124
Accumulated Depletion Depreciation, and Impairment	(94,092)	(85,438)
Property, plant and equipment	CAD 11,978	CAD 19,686